ORGANIZATION AND BUSINESS DESCRIPTION (Details)	6 Months Ended
Jun. 30, 2021
Subsidiaries Four [Member]
Ownership Percentage	100.00%
Place of incorporation	Beijing, PRC
Date of incorporation	Aug. 08, 2011
Name of Entity	China Liberal Beijing
Description of principal activity	Education services provider
Subsidiaries Three [Member]
Ownership Percentage	100.00%
Place of incorporation	Hong Kong
Date of incorporation	May 11, 2011
Name of Entity	Boya Hong Kong
Description of principal activity	Investment holding
Subsidiaries One [Member]
Place of incorporation	Cayman Islands
Date of incorporation	Feb. 25, 2019
Name of Entity	China Liberal
Description of principal activity	Investment holding
Subsidiaries Two [Member]
Ownership Percentage	100.00%
Place of incorporation	BVI
Date of incorporation	Oct. 19, 2010
Name of Entity	Yi Xin BVI
Description of principal activity	Investment holding